Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled maturities of advances and notes payable
2014	$ 1,511
2015	11
2016	12
2017	12
2018	12
Thereafter	11,127
Total	$ 12,673	$ 25,233